Organization and Reorganization - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 20, 2018 USD ($) $ / shares shares	Nov. 20, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsidiary, Sale of Stock [Line Items]
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold			80,000	80,000
Proceeds of initial public offering, net of issuance costs | ¥					¥ 103,372
Threshold limit for value of asset under the agreement | ¥				¥ 100,000
Variable interest entity registered capital | ¥					10,000		¥ 10,000
Net loss			$ (36,097)	(251,299)	(78,700)	¥ (90,671)
Net cash used in operating activities			(23,241)	¥ (161,806)	(53,338)	¥ (59,662)
Accumulated deficit			$ 103,229		¥ 468,026		¥ 718,666
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of initial public offering	2,600,000	2,600,000
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold	10,400,000	10,400,000
Share price per ADS | $ / shares	$ 7.80
Proceeds of initial public offering, net of issuance costs	$ 15,000	¥ 103,400
Best Cars Limited ("Best Cars") | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares held			38,723,321	38,723,321	38,723,321